7. Preferred Stock (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Aug. 13, 2019	Sep. 30, 2019
Stock issued for acquisition, value		$ 7,532
Asset Purchase Agreement [Member] | Series B Preferred Stock [Member]
Stock issued for acquisition, shares	1,833,000
Stock issued for acquisition, value	$ 7,532